Financial and Capital Risk Management and Fair Value Measurement - Detailed Information About Cash And Cash Equivalents By Currency Type (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	£ 94,296	£ 23,469	£ 16,347	£ 25,042
Pound Sterling [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	92,104	17,809
U.S. dollars [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	2,018	5,586
Swiss Francs [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	9	9
Euro [Member]
Detailed Information about Cash and Cash Equivalents by Currency Type [Line Items]
Cash and cash equivalents	£ 165	£ 65